UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:

Kenneth R. Bilodeau, Jr.		Palo Alto, CA		January 9, 2003
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		73,404 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF   CUSIP		VALUE		SHARES	INV.	OTHER		VOTING AUTH
					CLASS				X1000				DISC	MGR		SOLE	SHARED	NONE

ABM Industries, Inc.            cs       00163T109           403      26,000  sole    n/a                       26,000
Automatic Data Proc             cs       053015103         2,557      65,150  sole    n/a                       65,150
American Int.                   cs       026874107           285       4,923  sole    n/a                        4,923
American Express                cs       025816109         1,161      32,850  sole    n/a                       32,850
Bell South Corp                 cs       79860102            233       9,023  sole    n/a                        9,023
Bristol Myers                   cs       110122108         1,638      70,766  sole    n/a                       70,766
BRE Properties                  oa       05564E106         3,451     110,617  sole    n/a                      110,617
Citigroup                       cs       172967101         2,483      70,559  sole    n/a                       70,559
Crescent Real Est Eq            oa       225756105           589      35,375  sole    n/a                       35,375
Mack Cali Realty                oa       554489104           398      13,150  sole    n/a                       13,150
Calpine Corp                    cs       131347106           948     290,750  sole    n/a                      290,750
Chevron Texaco                  cs       166764100           489       7,361  sole    n/a                        7,361
DNP Select Income               cs       23325P104           485      49,036  sole    n/a                       49,036
DQE Corp                        cs       23329J104           335      21,950  sole    n/a                       21,950
Consolidated Edison             cs       209115104           298       6,950  sole    n/a                        6,950
Electronic Data Sys             cs       285661104           725      39,350  sole    n/a                       39,350
Edison Int'l                    cs       281020107         1,888     159,300  sole    n/a                      159,300
Emerson Electric                cs       291011104         2,283      44,900  sole    n/a                       44,900
Felcor Lodging Trust            oa       31430F101         2,249     196,550  sole    n/a                      196,550
General Electric                cs       369604103         2,551     104,774  sole    n/a                      104,774
Citigroup Inc Wts               sw       172967127            86      82,197  sole    n/a                       82,197
Hawaiian Elec                   cs       419870100           203       4,606  sole    n/a                        4,606
Hewlett-Packard Co              cs       428236103         2,303     132,648  sole    n/a                      132,648
Harsco Corp                     cs       415864107           209       6,558  sole    n/a                        6,558
Int'l Flav & Frag               cs       459506101         1,229      35,005  sole    n/a                       35,005
Intel                           cs       458140100         1,246      79,994  sole    n/a                       79,994
Johnson and Johnson             cs       478160104           503       9,371  sole    n/a                        9,371
Kinder Morgan, Inc.             cs       49455P101         4,425     104,677  sole    n/a                      104,677
Kinder Morgan Energy            oa       494550106         2,953      84,370  sole    n/a                       84,370
Coca-Cola Co.                   cs       191216100         2,211      50,464  sole    n/a                       50,464
Keyspan                         cs       49337W100           240       6,800  sole    n/a                        6,800
Alliant Energy Corp.            cs       018802108           188      11,350  sole    n/a                       11,350
Liberty Property Tr             oa       531172104           699      21,900  sole    n/a                       21,900
Philip Morris                   cs       718154107         1,177      29,045  sole    n/a                       29,045
Merck                           cs       589331107         3,554      62,778  sole    n/a                       62,778
New Plan Realty                 oa       648053106           428      22,400  sole    n/a                       22,400
Pacific Gas & Elect             cs       69331C108         3,002     215,986  sole    n/a                      215,986
Plum Creek Timber Co            oa       729251108           767      32,490  sole    n/a                       32,490
Phelps Dodge                    cs       717265102         1,883      59,495  sole    n/a                       59,495
Pfizer                          cs       717081103           514      16,823  sole    n/a                       16,823
Puget Energy                    cs       745310102           317      14,372  sole    n/a                       14,372
Quaker Fabric                   cs       747399103           304      43,700  sole    n/a                       43,700
Sthwst Bell Corp.               cs       78387G103         1,627      60,028  sole    n/a                       60,028
Solectron Corp.                 cs       834182107           590     166,200  sole    n/a                      166,200
Southern Co.                    cs       842587107           639      22,500  sole    n/a                       22,500
Smurfit Stone Cont.             cs       832727101         1,929     125,348  sole    n/a                      125,348
Textron                         cs       883203101         2,100      48,850  sole    n/a                       48,850
Tyco                            cs       902124106         1,585      92,820  sole    n/a                       92,820
Utd. Dominion                   oa       910197102         2,544     155,525  sole    n/a                      155,525
US Bancorp                      cs       902973304         2,003      94,398  sole    n/a                       94,398
Verizon                         cs       92343V104           514      13,254  sole    n/a                       13,254
Walgreen                        cs       931422109           452      15,488  sole    n/a                       15,488
Wells Fargo                     cs       949746101           583      12,445  sole    n/a                       12,445
Williams Companies              cs       969457100           148      54,865  sole    n/a                       54,865
Waste Management                cs       94106L109         3,885     169,487  sole    n/a                      169,487
Wyeth                           cs       983024100           220       5,890  sole    n/a                        5,890
Exxon Mobil Corp.               cs       30231G102           695      19,898  sole    n/a                       19,898








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